Annual Fund Operating Expenses - Pioneer High Yield VCT Portfolio	May 01, 2021
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.45%
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.20%)	[2]
Net Expenses (as a percentage of Assets)	0.93%	[2]
Class II
Operating Expenses:
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.43%
Acquired Fund Fees and Expenses	0.03%	[1]
Expenses (as a percentage of Assets)	1.36%
Fee Waiver or Reimbursement	(0.18%)	[2]
Net Expenses (as a percentage of Assets)	1.18%	[2]

[1]	Total annual portfolio operating expenses in the table may be higher than the corresponding ratio of expenses to average net assets shown in the “Financial Highlights” section, which does not include acquired fund fees and expenses.
[2]	The portfolio’s investment adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all portfolio expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce expenses to 0.90% and 1.15% of the average daily net assets attributable to Class I and Class II shares, respectively. These expense limitations are in effect through May 1, 2022. There can be no assurance that the adviser will extend the expense limitations beyond such time. Net expenses for a Class may exceed the applicable expense limitation to the extent that the portfolio incurs excluded expenses. While in effect, the arrangement may be terminated only by agreement of the adviser and the Board of Trustees.